Accrued liabilities - Long-term (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Accrued liabilities
Supplier services agreement		$ 55,905	$ 66,539	$ 77,174
Benefits from suppliers		19,439
Other		15,452	8,964	15,274
Total long-term accrued liabilities	$ 4,818	$ 90,796	$ 75,503	$ 92,448